Note 8 - Employee Benefit Plans (Details) - Change In Benefit Obligation (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 Pension Plan, Defined Benefit [Member]	Dec. 31, 2011 Pension Plan, Defined Benefit [Member]	Dec. 31, 2012 Other Postretirement Benefit Plan, Defined Benefit [Member]	Dec. 31, 2011 Other Postretirement Benefit Plan, Defined Benefit [Member]
Change in benefit obligation:
Benefit obligation at beginning of year					$ 87,895	$ 76,925	$ 65	$ 68
Service cost	1,058	994	2,115	1,987	3,974	3,877
Interest cost	969	1,017	1,939	2,034	4,069	4,114	3	3
Participants' contributions					29
Amendments						396
Actuarial loss					7,450	6,476	7	4
Benefits paid					(4,050)	(3,893)	(12)	(10)
Benefit obligation at end of year					99,367	87,895	63	65
Change in fair value of plan assets:
Fair value of plan assets at beginning of year					65,082	70,462
Actual return (loss) on plan assets					6,007	(1,818)
Employer contributions					1,447	331	12	10
Participants' contributions					29
Benefits paid					(4,050)	(3,893)	(12)	(10)
Fair value of plan assets at end of year					68,515	65,082
Funded status at end of year					$ (30,852)	$ (22,813)	$ (63)	$ (65)